SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) segment	Dec. 31, 2025 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	$ 539
Additional paid-in capital	489
Other Nonoperating Expense	$ 50
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1